Other Real Estate Owned	12 Months Ended
Dec. 31, 2012
Other Real Estate Owned [Abstract]
Other Real Estate Owned
10.	Other Real Estate Owned

The activity within Other Real Estate Owned (“OREO”) for the years ended December 31, 2012, 2011 and 2010 is presented in the table below. Ending balances for OREO covered by loss sharing agreements with the FDIC for these periods were $35,935, $46,550 and $50,619, respectively. Non-covered OREO ending balances for these periods were $118,332, $122,231 and $20,198, respectively:

	2012	2011	2010
Balance, beginning of period	$168,781	$70,817	$—
OREO acquired through acquisitions	20,183	84,827	63,349
Real estate acquired from borrowers	84,556	104,279	19,721
Valuation adjustments	(22,498)	(7,781)	—
Properties sold	(96,929)	(83,361)	(12,253)

Balance, end of period	$154,093	$168,781	$70,817